ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 90,205		¥ 94,052		$ 12,899
Allowance for credit losses	(46,156)		(42,884)		(6,600)
Accounts receivable, net	44,049		51,168		$ 6,299
The rollforward in the allowance for credit losses were as follows:
Balance at the beginning of the year	42,884	$ 6,132	30,486	¥ 7,764
Provisions for the year	3,994	571	12,857	22,752
Reversal of provisions from prior periods due to subsequent cash collection during the year			(420)	(30)
Amounts written off during the year	(722)	(103)	(39)
Balance at the end of the year	¥ 46,156	$ 6,600	¥ 42,884	¥ 30,486